Restatement (Details Textual) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense (Benefit)	$ 357,118				$ 516,200					$ 2,026,820	$ 2,530,205
Net Income (Loss) Attributable to Parent	$ 983,557	$ 1,016,101	$ 1,040,372	$ 916,188	$ 936,468	$ 1,081,074	$ 1,236,261	$ 1,022,579	$ 928,308	3,909,129	$ 4,268,222
Restatement Adjustment [Member]
Income Tax Expense (Benefit)										393,735
Net Income (Loss) Attributable to Parent										$ (393,735)